Share-based compensation - Disclosure of significant inputs in the model, share options (Details) - Stock option plans	Oct. 22, 2024 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%), based on historical volatility	75.42%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected vesting period (term in years)	5.5
Risk-free interest rate (in %)	2.03%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected vesting period (term in years)	6.5
Risk-free interest rate (in %)	2.43%